SUBSEQUENT EVENTS - Additional Information (Details) - USD ($)								1 Months Ended
	Sep. 03, 2021	Aug. 02, 2021	Jul. 15, 2021	Mar. 09, 2021	Mar. 04, 2021	Jan. 05, 2021	Dec. 09, 2020	Nov. 30, 2020	Sep. 23, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued							872,093,023
Common Shares Issued							872,093,023
Common stock, shares authorized (in shares)									30,000,000,000	20,000,000,000	20,000,000,000	20,000,000,000
Tranche 2 SPA | TubeSolar AG | Series 1A Preferred Stock
Subsequent Event [Line Items]
Number of shares sold						2,500
Gross proceeds from issuance of private placement						$ 2,500,000
Common Stock Purchase Agreement | Baybridge Capital Fund, LP | Private Placement
Subsequent Event [Line Items]
Agreement Entered Date					Mar. 04, 2021
Stock purchase agreement, authorized shares					75,000,000
Sale of shares, fixed price per share					$ 0.04
Gross proceeds from sale of shares					$ 3,000,000
Common Stock Purchase Agreement | B D One Investment Holding L L C | Private Placement | Subsequent Event
Subsequent Event [Line Items]
Stock purchase agreement, authorized shares		666,666,672
Sale of shares, fixed price per share		$ 0.015
Stock purchase agreement, description		The first tranche of 333,333,336 shares closed on September 2, 2021 and the second tranche of 333,333,336 shares will close on or before October 31, 2021 (if the Company has authorized but unissued Common Stock sufficient to issue all of the second tranche shares) or within five business days after the effective date of when the Company has sufficient unissued Common Stock.
Settlement Agreement | Global Ichiban Limited | Secured Convertible Promissory Notes
Subsequent Event [Line Items]
Agreement Entered Date				Mar. 09, 2021
Debt conversion of outstanding secured promissory note				$ 5,800,000
Debt conversion, average lowest closing price				80.00%
Number of days period in consideration of conversion of the notes				5 days
Debt Instrument Maturity Date				Sep. 30, 2022
Settlement Agreement | Global Ichiban Limited | Secured Convertible Promissory Notes | Common Stock
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued				168,000,000
Common Shares Issued				168,000,000
Initial Closing Under Securities Purchase Agreement | Series 1A Preferred Stock | Private Placement
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued								12,000,000,000
Common Shares Issued								12,000,000,000
Initial Closing Under Securities Purchase Agreement | Series 1A Preferred Stock | Private Placement | Subsequent Event
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued	400,000,000		600,000,000
Common Shares Issued	400,000,000		600,000,000
Initial Closing Under Securities Purchase Agreement | TubeSolar AG | Series 1A Preferred Stock | Private Placement | Subsequent Event
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued	40		60
Common Shares Issued	40		60
First Tranche Close on or Before August 31, 2021 | B D One Investment Holding L L C | Private Placement | Subsequent Event
Subsequent Event [Line Items]
Stock purchase agreement, number of shares		333,333,336
Second Tranche, Close on or Before October 31, 2021 | B D One Investment Holding L L C | Private Placement | Subsequent Event
Subsequent Event [Line Items]
Stock purchase agreement, number of shares		333,333,336